Net interest income (Tables)	12 Months Ended
Dec. 31, 2019
Net interest income [abstract]
Summary of Net Interest Income
Notes to the Consolidated statement of profit or loss
21 Net interest income

Net interest income
	2019	2018	2017		2019	2018	2017
Interest income on loans	19,028	18,966 [1]	18,338	Interest expense on deposits from banks	361	362	301
Interest income on financial assets at fair value through OCI	615	554	n/a	Interest expense on customer deposits	2,934	2,607	2,664
Interest income on financial assets at amortised cost	673	780 [1]	n/a	Interest expense on debt securities in issue	2,350	2,254	2,054
Interest income on non-trading derivatives (hedge accounting)	4,319	4,497	n/a	Interest expense on subordinated loans	660	711	784
Negative interest on liabilities	422	453	500	Negative interest on assets	349	412	407
Total interest income using effective interest rate method	25,056	25,249	n/a	Interest expense on non-trading derivatives (hedge accounting)	4,615	4,826	5,946
				Total interest expense using effective interest rate method	11,268	11,171	n/a
Interest income on financial assets at fair value through profit or loss	1,897	1,795	n/a
Interest income on investments	n/a	n/a	1,494	Interest expense on financial liabilities at fair value through profit or loss	1,695	1,578	n/a
Interest income on trading derivatives	n/a	n/a	16,108	Interest expense on trading derivatives	n/a	n/a	16,117
Interest income on other trading portfolio	n/a	n/a	1,028	Interest expense on other trading liabilities	n/a	n/a	744
Interest income on non-trading derivatives (no hedge accounting)	1,181	1,059 [1]	700 [1]	Interest expense on non-trading derivatives (no hedge accounting)	1,311	1,387 [1]	1,001 [1]
Interest income on non-trading derivatives (hedge accounting)	n/a	n/a	5,690	Interest expense on lease liabilities	25	n/a	n/a
Interest income other	30	25	138	Interest expense other	54	33	331
Total other interest income	3,107	2,880	n/a	Total other interest expense	3,084	2,997	n/a
Total interest income	28,163	28,129	43,996	Total interest expense	14,353	14,169	30,349

				Net interest income	13,811	13,960	13,647

1 The prior periods have been updated to improve consistency and comparability.